Liability under insurance contracts - Summary of maturity of premium reserve (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Maturity of premium reserve [Line Items]
Variable interest rate	₩ 26,556,714	₩ 27,300,938
Fixed interest rate	25,496,368	23,931,706
Ending balance	52,053,082	51,232,644
Less than 1 year
Maturity of premium reserve [Line Items]
Variable interest rate	906,017	929,268
Fixed interest rate	99,289	164,890
Ending balance	1,005,306	1,094,158
1 ~ 3 Years
Maturity of premium reserve [Line Items]
Variable interest rate	1,492,275	1,944,710
Fixed interest rate	471,909	418,574
Ending balance	1,964,184	2,363,284
3 ~ 7 Years
Maturity of premium reserve [Line Items]
Variable interest rate	1,420,942	1,819,554
Fixed interest rate	772,549	983,635
Ending balance	2,193,491	2,803,189
7 ~ 10 Years
Maturity of premium reserve [Line Items]
Variable interest rate	653,388	820,964
Fixed interest rate	687,077	594,667
Ending balance	1,340,465	1,415,631
10 ~ 20 Years
Maturity of premium reserve [Line Items]
Variable interest rate	2,001,348	2,056,906
Fixed interest rate	2,072,122	2,090,669
Ending balance	4,073,470	4,147,575
More than 20 Years
Maturity of premium reserve [Line Items]
Variable interest rate	20,082,744	19,729,536
Fixed interest rate	21,393,422	19,679,271
Ending balance	₩ 41,476,166	₩ 39,408,807